Consolidated Statements of Cash Flows $ in Millions	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Operating Activities
Net income attributable to Johnson Controls, Inc.	$ 1,563	$ 1,215	$ 1,178
Income from continuing operations attributable to noncontrolling interests	112	105	102
Income from discontinued operations attributable to noncontrolling interests	4	23	17
Net income	1,679	1,343	1,297
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	860	955	952
Pension and postretirement benefit expense (income)	(396)	(321)	(475)
Pension and postretirement contributions	(409)	(161)	(97)
Equity in earnings of partially-owned affiliates, net of dividends received	(144)	(153)	(86)
Deferred income taxes	327	(329)	273
Non-cash restructuring and impairment charges	183	181	586
Loss (gain) on business divestitures - net	(1,340)	111	(483)
Fair value adjustment of equity investment	0	(38)	(106)
Equity-based compensation	90	82	64
Other	(1)	(2)	(21)
Changes in assets and liabilities, excluding acquisitions and divestitures:
Receivables	(297)	(18)	(182)
Inventories	(99)	(311)	(97)
Other assets	(113)	(192)	(181)
Restructuring reserves	(6)	(31)	234
Accounts payable and accrued liabilities	348	440	686
Accrued income taxes	126	197	322
Cash provided by operating activities	1,600	2,395	2,686
Investing Activities
Capital expenditures	(1,135)	(1,199)	(1,377)
Sale of property, plant and equipment	37	79	116
Acquisition of businesses, net of cash acquired	(22)	(1,733)	(123)
Business divestitures	1,646	225	761
Changes in long-term investments	44	(19)	10
Other	(12)	16	53
Cash provided (used) by investing activities	470	(2,593)	(580)
Financing Activities
Increase (decrease) in short-term debt - net	(68)	73	(197)
Increase in long-term debt	299	2,001	114
Repayment of long-term debt	(191)	(833)	(490)
Stock repurchases	(1,362)	(1,249)	(350)
Payment of cash dividends	(657)	(568)	(513)
Proceeds from the exercise of stock options	275	186	254
Cash paid to acquire a noncontrolling interest	(38)	(5)	(64)
Other	(79)	(17)	32
Cash used by financing activities	(1,821)	(412)	(1,214)
Effect of exchange rate changes on cash and cash equivalents	(81)	(20)	(98)
Cash held for sale	20	(16)	(4)
Increase (decrease) in cash and cash equivalents	188	(646)	790
Cash and cash equivalents at beginning of period	409	1,055	265
Cash and cash equivalents at end of period	$ 597	$ 409	$ 1,055